CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Temporary equity par value (usd per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	29,747,033	29,747,033
Temporary equity, shares issued (in shares)	29,521,810	29,521,810
Temporary equity, shares outstanding (in shares)	29,521,810	29,521,810	25,729,542
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	36,326,815	36,326,815
Common shares, shares issued (in shares)	2,382,358	2,106,934
Common shares, shares outstanding (in shares)	2,382,358	2,106,934